EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Total Equity	$ 134,741	$ 122,642
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	42,210	31,693
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	4,145	4,145
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity	88,386	86,804
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	5,488	5,889
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Total Equity	$ 82,898	$ 80,915